OTHER CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 15.5	$ 37.5
Lease liability	59.5	40.5
Decommissioning liability	20.0	40.0
Other current liabilities	$ 95.0	$ 118.0